Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Loss from continuing operations	$ (923)	$ (312)
Depreciation and amortization	1,726	925
Provision for income taxes from continuing operations	205	237
Gain on disposal or contribution of assets	(27)	(183)
Asset impairment	1,053	0
Net finance expense	719	50
Income taxes paid	(1,833)	(990)
Remeasurement of decommissioning and restoration provisions for closed operations	(42)	70
QB variable consideration to IMSA and Codelco	51	156
Foreign exchange gains	(146)	(9)
Other	(77)	36
Net change in non-cash working capital items	(276)	(543)
Net cash provided by (used in) continuing operating activities	430	(563)
Net cash provided by discontinued operating activities	2,360	4,647
Net cash from operating activities	2,790	4,084
Investing activities
Expenditures on property, plant and equipment	(2,262)	(3,885)
Capitalized production stripping costs	(373)	(455)
Expenditures on investments and other assets	(68)	(123)
Net proceeds from sale of discontinued operations and other	9,538	1,048
Proceeds from interest and dividend income	194	97
Net cash provided by (used in) continuing investing activities	7,029	(3,318)
Net cash used in discontinued investing activities	(856)	(1,439)
Net cash used in investing activities	6,173	(4,757)
Financing activities
Proceeds from debt	77	230
Redemption, purchase or repayment of debt	(2,549)	(710)
Repayment of lease liabilities	(68)	(79)
QB advances from SMM/SC	652	1,292
Sale of minority interest in steelmaking coal business	1,675	0
Interest and finance charges paid	(863)	(722)
Issuance of Class B subordinate voting shares	172	63
Purchase and cancellation of Class B subordinate voting shares	(1,240)	(250)
Dividends paid	(514)	(515)
Contributions from non-controlling interests	263	439
Settlement of other liabilities	(102)	(65)
Net cash used in continuing financing activities	(2,497)	(317)
Net cash used in discontinued financing activities	(68)	(152)
Net cash used in financing activities	(2,565)	(469)
Increase (decrease) in cash and cash equivalents	6,398	(1,142)
Change in cash classified as held for sale	0	35
Effect of exchange rate changes on cash and cash equivalents	445	(32)
Cash and cash equivalents at beginning of year	744	1,883
Cash and cash equivalents at end of year	$ 7,587	$ 744